Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net Loss	$ (1,636)	$ (696)
Adjustments Required to Present Cash Flows from Operating Activities:
Depreciation and amortization	105	54
Increase (decrease) in liability for employee benefits, net	4	(1)
Other finance expenses, net	(17)	20
Share-based compensation	252	428
Total income and expenses not involving cash flows	344	501
Changes in asset and liability line items:
Decrease (increase) in trade receivables	164	392
Decrease (increase) in other current assets	(289)	114
Decrease (increase) in inventory	(244)	(95)
Increase (Decrease) in trade payables	(492)	(368)
Increase (Decrease) in other accounts payables	(17)	(488)
Total changes in asset and liability	(878)	(445)
Net cash provided by (used in) operating activities	(2,170)	(640)
Cash flow from investing activities
Increase in long-term bank deposit		(10)
Increase in long-term deposit others	(8)	(50)
Purchase of marketable securities, net	33	(2,961)
Purchase of property, plant and equipment	(26)	(42)
Net cash used in investing activities	(1)	(3,063)
Cash flows from financing activities
Repayment of loans from related parties		(32)
Repayment of warrants to Bank Mizrahi		(165)
Repayment of loans from banking corporations		(39)
Repayment to former shareholders		(250)
Exercise of stock options	49
Issuance of Ordinary Shares, net	2,487
Issuance of Ordinary Shares in the IPO, net		4,324
Repayment of lease liabilities	(73)	(33)
Net cash provided by (used in) financing activities	2,463	3,805
Exchange rate differentials for cash and cash equivalent balances	66	(2)
Increase in cash and cash equivalents	358	100
Cash and cash equivalents balance at the beginning of the year	3,178	568
Cash and cash equivalents balance at the end of the year	3,536	668
Interest paid	34	3
Appendix B – Material activities not involving cash flows:
Recognition of right-of-use asset against a lease liability	155
Prepaid issuance cost	95
SAFE conversion		$ 456